Operating Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating Leases
7.	Operating Leases

The Company is a lessee under noncancelable lease agreements, primarily for office space, over periods ranging from one to ten years. In the normal course of business, it is expected that these leases will be renewed or replaced by leases on other properties and equipment. Amounts included in other long-term assets in the condensed consolidated balance sheets representing operating lease right-of-use assets as of March 31, 2021 and December 31, 2020 totaled $3,971 and $4,183, respectively. Cash paid for amounts included in the measurement of operating lease liabilities was $298 for the three months ended March 31, 2021, $141 for the period from February 10 to March 31, 2020 (Successor), and $136 for the period from January 1 to February 9, 2020 (Predecessor).

Included in selling, general and administrative expenses in the condensed consolidated statements of operations were operating lease expenses associated with right-of-use assets under operating leases of $360 and $292 for the three months ended March 31, 2021 and the period from February 10 to March 31, 2020 (Successor), respectively, and $107 for the period from January 1 to February 9, 2020 (Predecessor).

The current and noncurrent portions of operating lease liabilities are included in accounts and accrued liabilities and other long-term liabilities, respectively, in the condensed consolidated balance sheets. Maturities of operating lease liabilities as of March 31, 2021 were as follows:

Operating Leases
Remainder of 2021	$1,152
2022	1,057
2023	803
2024	782
2025	568
Thereafter	115

Total lease payments	4,477
Less amounts representing future interest	(451)

Total liability	4,026
Less current portion	(1,247)

Non-current liability	$2,779

The weighted-average remaining lease term for operating leases was 3.8 years and 4.0 years and the weighted-average incremental borrowing rate was 5.4% as of March 31, 2021 and December 31, 2020, respectively.

7.	Operating Leases

The Company is a lessee under noncancelable lease agreements, primarily for office space, over periods ranging from one to ten years. In the normal course of business, it is expected that these leases will be renewed or replaced by leases on other properties and equipment. Amounts included in other long-term assets in the consolidated balance sheets representing operating lease right-of-use assets as of December 31, 2020 (Successor) and December 31, 2019 (Predecessor) totaled $4,183 and $2,097, respectively. Cash paid for amounts included in the measurement of operating lease liabilities was $1,333 for the period from February 10 to December 31, 2020 (Successor), $136 for the period from January 1 to February 9, 2020 (Predecessor), and $953 for the year ended December 31, 2019 (Predecessor).

Included in selling, general and administrative expenses in the consolidated statements of operations were operating lease expenses associated with right-of-use assets under operating leases of $1,535 for the period from February 10 to December 31, 2020 (Successor), $107 for the period from January 1 to February 9, 2020 (Predecessor) and $1,183 for the year ended December 31, 2019 (Predecessor).

The current and noncurrent portions of operating lease liabilities are included in accounts and accrued liabilities and other long-term liabilities, respectively, in the consolidated balance sheets. Maturities of operating lease liabilities as of December 31, 2020 (Successor) were as follows:

Operating Leases
2021	$1,529
2022	1,034
2023	784
2024	763
2025	548
Thereafter	103

Total lease payments	4,761
Less amounts representing future interest	(485)

Total liability	4,276
Less current portion	(1,354)

Non-current liability	$2,922

The weighted-average remaining lease term for operating leases was 4.0 and 3.0 years and the weighted-average incremental borrowing rate was 5.4% and 7.1% as of December 31, 2020 (Successor) and December 31, 2019 (Predecessor), respectively.